Leases - Remaining Lease Term and Discount Rate (Details)	Mar. 31, 2019
Leases [Abstract]
Weighted-average remaining lease term for operating leases (in years)	10 years 3 months 39 days
Weighted-average discount rate for operating leases	11.80%